Accumulated Other Comprehensive Income	12 Months Ended
Dec. 31, 2022
Accumulated Other Comprehensive Income (Loss), Net of Tax [Abstract]
Accumulated Other Comprehensive Income	Accumulated Other Comprehensive Income

	Year ended
	December 31, 2022	December 31, 2021
	(in thousands)
Currency translation adjustments	$(175,369)	$(85,840)
Actuarial gain/(loss) on defined benefit pension plan (note 21)	7,559	(5,098)
Loss on cash flow hedge	(3,728)	—
Amortization of loss on cash flow hedge	—	1
Total	$(171,538)	$(90,937)